UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2010

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
CORPORATE BONDS & NOTES — 88.5%
CONSUMER DISCRETIONARY — 18.9%
Auto Components — 0.2%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	90,000	$93,825	(a)
Tenneco Inc., Senior Notes	7.750%	8/15/18	20,000	20,600	(a)
Total Auto Components				114,425
Automobiles — 1.3%
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	190,000	201,284
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	105,000	111,511
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	445,000	152,413	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	440,000	144,100	(b)
Total Automobiles				609,308
Diversified Consumer Services — 1.9%
Realogy Corp., Senior Notes	10.500%	4/15/14	620,000	530,100
Service Corp. International, Senior Notes	7.500%	4/1/27	30,000	28,800
Sotheby’s, Senior Notes	7.750%	6/15/15	100,000	104,750
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	225,000	240,187	(a)
Total Diversified Consumer Services				903,837
Hotels, Restaurants & Leisure — 6.6%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	40,000	33,650
CCM Merger Inc., Notes	8.000%	8/1/13	220,000	202,400	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	165,000	158,606	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	275,000	199,375
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	85,000	86,700
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	361,000	236,455
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	229,000	185,490
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	145,000	159,500
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	380,000	157,700	(b)(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	90,000	84,150	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	95,000	100,700
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	300,000	285,000
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	260,000	242,775
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	15,000	16,762
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	40,000	45,750
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	110,000	99,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	270,000	206,550
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000	202,500
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	125,000	133,281
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	30,000	29,175
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	20,000	19,800
Sbarro Inc., Senior Notes	10.375%	2/1/15	95,000	57,475
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	90,000	74,700	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	15,000	13,275	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	215,000	37	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	90,000	9	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	175,000	18	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	20,000	78	(b)(c)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	180,000	190,800	(a)
Total Hotels, Restaurants & Leisure				3,221,711
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	130,000	145,600
QVC Inc., Senior Secured Notes	7.375%	10/15/20	195,000	202,800	(a)
Total Internet & Catalog Retail				348,400

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Media — 5.2%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	50,000	$53,125
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	20,000	21,625
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	64,850	77,334
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	200,000	213,000	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	140,000	139,825	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	130,000	129,675	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	160,000	182,000	(a)
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	230,000	252,137
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	20,950
DISH DBS Corp., Senior Notes	7.750%	5/31/15	70,000	74,988
DISH DBS Corp., Senior Notes	7.875%	9/1/19	75,000	81,094
Gannett Co. Inc., Senior Notes	6.375%	9/1/15	40,000	39,750	(a)
Gannett Co. Inc., Senior Notes	7.125%	9/1/18	40,000	39,600	(a)
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	140,000	150,500	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000	113,250	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	350,000	347,434	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	280,000	281,750
ProQuest LLC/ProQuest Notes Co., Senior Notes	9.000%	10/15/18	80,000	81,600	(a)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	55,000	60,431	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	65,000	69,550	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	90,000	96,750
Total Media				2,526,368
Multiline Retail — 0.8%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	170,000	177,438	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	225,000	213,187
Total Multiline Retail				390,625
Specialty Retail — 1.5%
American Greetings Corp., Senior Notes	7.375%	6/1/16	275,000	281,187
American Greetings Corp., Senior Notes	7.375%	6/1/16	35,000	34,388
American Greetings Corp., Senior Notes	7.375%	6/1/16	20,000	19,400
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000	120,038
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	290,000	280,575
Total Specialty Retail				735,588
Textiles, Apparel & Luxury Goods — 0.7%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	245,000	276,850
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	80,000	84,700
Total Textiles, Apparel & Luxury Goods				361,550
TOTAL CONSUMER DISCRETIONARY				9,211,812
CONSUMER STAPLES — 1.6%
Beverages — 0.1%
Cott Beverages USA Inc., Senior Notes	8.125%	9/1/18	30,000	31,913	(a)
Food Products — 0.7%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	144,000	154,800
Michael Foods Inc., Senior Notes	9.750%	7/15/18	90,000	96,750	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	60,000	69,300	(a)
Total Food Products				320,850
Household Products — 0.5%
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	140,000	150,325	(a)
Visant Corp., Senior Notes	10.000%	10/1/17	80,000	83,800	(a)
Total Household Products				234,125

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Tobacco — 0.3%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	150,000	$163,125
TOTAL CONSUMER STAPLES				750,013
ENERGY — 13.8%
Energy Equipment & Services — 2.1%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	165,000	182,325
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	110,000	113,850
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	160,000	161,400
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	155,000	129,425	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	190,000	201,400
Parker Drilling Co., Senior Notes	9.125%	4/1/18	140,000	142,800	(a)
PHI Inc., Senior Notes	8.625%	10/15/18	30,000	29,625	(a)
Transocean Inc., Senior Notes	6.625%	4/15/11	50,000	51,329
Total Energy Equipment & Services				1,012,154
Oil, Gas & Consumable Fuels — 11.7%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	365,000	359,525
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	110,000	124,575
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	150,000	155,250	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	210,000	220,500
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	55,000	56,238
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	160,000	173,600
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	170,000	186,575	(a)
Continental Resources Inc., Senior Notes	7.125%	4/1/21	50,000	52,250	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	251,792	233,537	(a)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	90,000	94,725
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	128,000	140,320
El Paso Corp., Notes	7.875%	6/15/12	200,000	213,848
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	137,475
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	100,000	104,495	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	75,000	74,730	(d)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	240,000	239,700
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	10,000	5,963	(a)(b)
Harvest Operations Corp., Senior Notes	6.875%	10/1/17	90,000	92,475	(a)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	100,000	103,000	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	20,000	21,400
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	100,000	111,000	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	100,000	106,500	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	110,000	111,513	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	140,000	146,825	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	45,000	48,825
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	205,000	213,712	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	110,000	111,925	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	40,000	40,800	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	130,000	99,450
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	140,000	146,125
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	130,000	142,350
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	40,000	44,300
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	55,000	63,236
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	75,000	69,000	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	60,000	52,500	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	130,000	148,850
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	115,000	126,212
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	185,000	217,837

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels — continued
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	210,000		$211,050	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	90,000		88,875
Teekay Corp., Senior Notes	8.500%	1/15/20	220,000		240,625
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	210,000		234,150	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	10,000		10,600
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	110,000		113,025
Williams Partners LP, Senior Notes	5.250%	3/15/20	10,000		10,891
Total Oil, Gas & Consumable Fuels					5,700,357
TOTAL ENERGY					6,712,511
FINANCIALS — 12.9%
Capital Markets — 0.9%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	110,000		114,698
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	140,000		31,675	(b)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	280,000		295,400	(a)
Total Capital Markets					441,773
Commercial Banks — 2.7%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	140,000		131,953
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	44,771		44,659
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	94,619		93,673
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	574,468		565,133
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		107,500	(a)(d)(f)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	140,000		141,095	(a)(d)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	140,000		144,732
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	90,000		92,925
Total Commercial Banks					1,321,670
Consumer Finance — 3.8%
Ally Financial Inc., Debentures	0.000%	6/15/15	410,000		296,225
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	160,000		141,942
Ally Financial Inc., Senior Notes	7.500%	12/31/13	30,000		32,175
Ally Financial Inc., Senior Notes	8.300%	2/12/15	30,000		32,775	(a)
Ally Financial Inc., Senior Notes	7.500%	9/15/20	180,000		192,600	(a)
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	95,000		117,444	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	405,000		510,555
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	100,000	EUR	140,074
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	70,000		70,803
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	310,000		308,125
Total Consumer Finance					1,842,718
Diversified Financial Services — 5.1%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	280,000		282,100
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	150,000		148,875	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	15,000		15,494	(d)(f)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	70,000		75,250	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	110,000		119,763
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	30,000		31,650
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	130,000		137,800
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	140,000		160,300	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	80,000		85,800	(a)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	220,000		222,200
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	210,000		207,112
International Lease Finance Corp., Notes	5.875%	5/1/13	50,000		50,250
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	90,000		96,750	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	390,000		423,150
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	30,000		32,475	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Financial Services — continued
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	165,000	$180,675	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000	134,225
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	50,000	51,125	(a)
Total Diversified Financial Services				2,454,994
Insurance — 0.4%
American International Group Inc., Senior Notes	8.250%	8/15/18	100,000	117,000
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	60,000	63,300	(a)
Total Insurance				180,300
Real Estate Investment Trusts (REITs) — 0.0%
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	20,000	20,575
TOTAL FINANCIALS				6,262,030
HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	110,000	121,963
Biomet Inc., Senior Notes	11.625%	10/15/17	40,000	44,750
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	50,000	55,750	(e)
Total Health Care Equipment & Supplies				222,463
Health Care Providers & Services — 4.8%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	110,000	113,850	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	345,000	327,750
HCA Inc., Senior Notes	6.300%	10/1/12	275,000	280,500
HCA Inc., Senior Notes	6.250%	2/15/13	5,000	5,113
HCA Inc., Senior Secured Notes	7.875%	2/15/20	275,000	302,156
InVentiv Health Inc., Senior Notes	10.000%	8/15/18	50,000	49,812	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	30,000	30,825
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	240,000	275,400	(g)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	50,000	43,250	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	190,000	192,137	(e)
US Oncology Holdings Inc., Senior Notes	6.737%	3/15/12	381,357	363,243	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	210,000	223,650
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	130,000	132,600
Total Health Care Providers & Services				2,340,286
Health Care Technology — 0.2%
Multiplan Inc., Senior Notes	9.875%	9/1/18	80,000	83,800	(a)
TOTAL HEALTH CARE				2,646,549
INDUSTRIALS — 10.3%
Aerospace & Defense — 1.4%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	190,000	201,875	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	100,000	106,500
Triumph Group Inc., Senior Notes	8.625%	7/15/18	150,000	162,000
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	205,000	203,975	(a)
Total Aerospace & Defense				674,350
Airlines — 2.6%
Air Canada, Senior Secured Notes	9.250%	8/1/15	70,000	71,050	(a)
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	15,000	15,956	(g)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	47,099	47,452
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	199,141	199,391
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	150,000	152,813	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	410,000	415,166	(a)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	57,014	61,005
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	58,000	63,220	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	210,000	228,900	(a)
Total Airlines				1,254,953

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Building Products — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	54,600	$27,573	(a)(c)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	139,000	155,506	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	130,000	145,438	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	107,500	(a)
Total Building Products				436,017
Commercial Services & Supplies — 1.6%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	160,000	179,600
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	60,000	57,900
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	260,000	253,825	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	70,000	74,900	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	155,000	163,525	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	55,000	61,462	(a)
Total Commercial Services & Supplies				791,212
Construction & Engineering — 0.2%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	100,000	109,500	(a)
Electrical Equipment — 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	130,000	102,700	(a)
Industrial Conglomerates — 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	120,000	129,600
Marine — 0.4%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	210,000	188,475	(a)
Road & Rail — 1.7%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	211,000	253,728
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	290,000	313,200	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000	24,325
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	213,000	234,566
Total Road & Rail				825,819
Trading Companies & Distributors — 0.7%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000	104,000	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000	93,150	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	160,000	160,800
Total Trading Companies & Distributors				357,950
Transportation — 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	160,000	157,800	(a)
TOTAL INDUSTRIALS				5,028,376
INFORMATION TECHNOLOGY — 3.3%
Communications Equipment — 0.4%
Lucent Technologies Inc., Debentures	6.450%	3/15/29	285,000	208,762
Electronic Equipment, Instruments & Components — 0.6%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	280,000	299,600	(a)
IT Services — 1.4%
Ceridian Corp., Senior Notes	12.250%	11/15/15	143,775	136,946	(e)
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	40,000	42,900	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	70,000	75,775	(a)
First Data Corp., Senior Notes	9.875%	9/24/15	60,000	49,350
First Data Corp., Senior Notes	10.550%	9/24/15	363,512	295,807	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	70,000	70,088
Total IT Services				670,866
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	40,000	40,300	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	50,000	52,250	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	190,000	173,850

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Semiconductors & Semiconductor Equipment — continued
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	57,776		$58,065	(e)
Total Semiconductors & Semiconductor Equipment					324,465
Software — 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	105,000		109,594	(a)
TOTAL INFORMATION TECHNOLOGY					1,613,287
MATERIALS — 7.5%
Chemicals — 2.4%
Ashland Inc., Senior Notes	9.125%	6/1/17	265,000		304,750
CF Industries Inc., Senior Notes	6.875%	5/1/18	20,000		21,575
CF Industries Inc., Senior Notes	7.125%	5/1/20	80,000		87,700
FMC Finance III SA, Senior Notes	6.875%	7/15/17	80,000		86,000
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	110,000		115,775	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	100,000		104,875	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	93,000	EUR	133,914	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	95,000		104,262
Solutia Inc., Senior Notes	7.875%	3/15/20	120,000		128,850
Texas Petro Chemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	70,000		71,925	(a)(c)
Total Chemicals					1,159,626
Containers & Packaging — 1.7%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	200,000		200,000	(a)
Ball Corp., Senior Notes	6.625%	3/15/18	30,000		31,650
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	160,000		151,200
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	70,000		68,425
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	100,000		0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	135,000		140,400
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	190,000		194,750	(a)(c)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	20,000		20,500	(a)(c)
Total Containers & Packaging					806,925
Metals & Mining — 1.3%
Evraz Group SA, Notes	8.875%	4/24/13	100,000		106,870	(a)
Evraz Group SA, Notes	9.500%	4/24/18	100,000		112,500	(a)
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	280,000		129,500	(a)
Vale Overseas Ltd., Notes	8.250%	1/17/34	62,000		79,236
Vale Overseas Ltd., Notes	6.875%	11/21/36	100,000		114,496
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	100,000		108,000	(a)
Total Metals & Mining					650,602
Paper & Forest Products — 2.1%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	346,000		257,770	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	40,000		44,650	(a)
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	50,000		50,313
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	240,000		218,400
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	200,000		180,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	255,000		280,500
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	20,000		18,075
Total Paper & Forest Products					1,049,708
TOTAL MATERIALS					3,666,861
TELECOMMUNICATION SERVICES — 9.7%
Diversified Telecommunication Services — 5.7%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	250,000		229,375	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	8,000		7,420	(a)
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	10,000		11,100	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	25,000		19,125
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	110,000		11	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	200,000		210,000	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	40,000		41,600
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	235,000		251,744

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	90,000	$98,325
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	430,000	468,700
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	80,000	75,600
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	100,000	90,500
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	20,000	21,750
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	170,000	178,925
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	130,000	142,025	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	100,000	103,555
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	100,000	108,375	(a)
West Corp., Senior Notes	8.625%	10/1/18	120,000	120,000	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	400,008	430,509	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	150,000	159,375
Total Diversified Telecommunication Services				2,768,014
Wireless Telecommunication Services — 4.0%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	130,000	138,613
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	100,000	103,500
Sprint Capital Corp., Global Notes	6.900%	5/1/19	160,000	161,600
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	385,000	413,875
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	150,000	138,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	550,000	580,250
True Move Co., Ltd., Notes	10.750%	12/16/13	395,000	421,662	(a)
Total Wireless Telecommunication Services				1,957,500
TOTAL TELECOMMUNICATION SERVICES				4,725,514
UTILITIES — 5.0%
Electric Utilities — 1.1%
EEB International Ltd., Senior Bonds	8.750%	10/31/14	100,000	109,500	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	230,000	239,775
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	295,000	194,700
Total Electric Utilities				543,975
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	120,000	128,100
Independent Power Producers & Energy Traders — 3.6%
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	160,000	165,200	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	100,000	105,851	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	180,000	109,350
Dynegy Inc., Bonds	7.670%	11/8/16	160,000	148,400
Edison Mission Energy, Senior Notes	7.750%	6/15/16	50,000	39,375
Edison Mission Energy, Senior Notes	7.625%	5/15/27	85,000	57,587
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	315,000	190,575
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	16,182	7,808	(e)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	206,108	205,575
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	350,000	362,250	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	290,000	276,225
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	48,715	53,830
NRG Energy Inc., Senior Notes	7.375%	1/15/17	30,000	30,825
Total Independent Power Producers & Energy Traders				1,752,851
TOTAL UTILITIES				2,424,926
TOTAL CORPORATE BONDS & NOTES (Cost — $41,598,765)				43,041,879

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
COLLATERALIZED SENIOR LOANS — 1.2%
CONSUMER DISCRETIONARY — 0.1%
Auto Components — 0.1%
Allison Transmission Inc., Term Loan B	3.010 - 3.050%	8/7/14	33,715		$31,724	(h)
ENERGY — 0.4%
Energy Equipment & Services — 0.4%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	254,571		222,749	(c)(e)(h)
TELECOMMUNICATION SERVICES — 0.5%
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, Term Loan	6.875%	8/11/15	260,000		260,000	(e)(g)(h)
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.758 - 3.789%	10/10/14	99,233		77,002	(h)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $625,982)					591,475
CONVERTIBLE BONDS & NOTES — 0.6%
INDUSTRIALS — 0.6%
Marine — 0.6%
Horizon Lines Inc., Senior Notes (Cost - $292,196)	4.250%	8/15/12	330,000		301,950
SOVEREIGN BONDS — 4.8%
Argentina — 0.8%
Republic of Argentina, GDP Linked Securities, Senior Bonds	3.169%	12/15/35	65,000		7,800	(k)
Republic of Argentina, Senior Bonds	7.000%	9/12/13	358,000		336,172
Republic of Argentina, Senior Bonds	7.000%	10/3/15	26,000		22,922
Republic of Argentina, Senior Notes	8.750%	6/2/17	25,000		24,219
Total Argentina					391,113
Brazil — 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	512,000	BRL	297,350
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	29,000	BRL	16,280
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	45,000	BRL	24,616
Total Brazil					338,246
Colombia — 0.3%
Republic of Colombia, Senior Notes	7.375%	3/18/19	100,000		127,000
Indonesia — 0.4%
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	539,000,000	IDR	71,356
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	297,000,000	IDR	41,645
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	378,000,000	IDR	49,384
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	408,000,000	IDR	50,261
Total Indonesia					212,646
Russia — 0.9%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	140,000		146,650	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	70,000		75,250	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	150,000		172,875	(a)
Russian Agricultural Bank, Credit-Linked Notes (HSBC Bank PLC)	8.900%	12/20/10	1,224,000	RUB	38,586	(a)(g)
Total Russia					433,361
Turkey — 1.0%
Republic of Turkey, Senior Notes	7.000%	6/5/20	12,000		14,430
Republic of Turkey, Senior Notes	6.875%	3/17/36	417,000		486,847
Total Turkey					501,277
Venezuela — 0.7%
Bolivarian Republic of Venezuela	5.750%	2/26/16	386,000		269,737	(a)
Bolivarian Republic of Venezuela	7.650%	4/21/25	16,000		9,800

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Venezuela — continued
Bolivarian Republic of Venezuela, Collective Action Securities, Global Senior Bonds	9.375%	1/13/34	53,000	$36,305
Bolivarian Republic of Venezuela, Collective Action Securities, Notes	10.750%	9/19/13	28,000	26,530
Bolivarian Republic of Venezuela, Global Senior Bonds	8.500%	10/8/14	12,000	10,140
Total Venezuela				352,512
TOTAL SOVEREIGN BONDS (Cost — $2,341,328)				2,356,155

			SHARES
COMMON STOCKS — 1.3%
CONSUMER DISCRETIONARY — 1.0%
Media — 1.0%
Charter Communications Inc.			10,703	347,847	*(g)
Charter Communications Inc., Class A Shares			3,836	124,670	*
SuperMedia Inc.			119	1,255	*
TOTAL CONSUMER DISCRETIONARY				473,772
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			867	20,153	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Ashton Woods USA LLC, Class B Membership			17	7,651	(c)(g)
Nortek Inc.			229	9,028	*
TOTAL INDUSTRIALS				16,679
MATERIALS — 0.2%
Chemicals — 0.2%
Applied Extrusion Technologies Inc., Class B Shares			1,091	2,455	*(c)(g)
Georgia Gulf Corp.			6,273	102,501	*
TOTAL MATERIALS				104,956
TOTAL COMMON STOCKS (Cost — $741,680)				615,560
CONVERTIBLE PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
Diversified Financial Services — 0.8%
Bank of America Corp.	7.250%		290	284,925
Citigroup Inc.	7.500%		806	95,519
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $367,435)				380,444
PREFERRED STOCKS — 1.3%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
Saturns, Series F 2003-5	8.125%		3,935	99,949
FINANCIALS — 1.1%
Commercial Banks — 0.3%
Banesto Holdings Ltd.	10.500%		6,000	156,750	(a)
Diversified Financial Services — 0.8%
Citigroup Capital XII	8.500%		14,100	372,381	(d)
TOTAL FINANCIALS				529,131
TOTAL PREFERRED STOCKS (Cost — $570,106)				629,080

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	169	$2	*(c)(g)
Charter Communications Inc.		11/30/14	209	1,343	*
Nortek Inc.		12/7/14	340	4,121	*
SemGroup Corp.		11/30/14	912	5,246	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)
TOTAL WARRANTS (Cost — $4,751)				10,712
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $46,542,243)				47,927,255

	RATE	MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $6,990)	0.240%	5/9/11	7,000	6,992	(i)(j)
TOTAL INVESTMENTS — 98.5% (Cost — $46,549,233#)				47,934,247
Other Assets in Excess of Liabilities — 1.5%				713,443
TOTAL NET ASSETS — 100.0%				$48,647,690
†			Face amount denominated in U.S. dollars, unless otherwise noted.
*			Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)			The coupon payment on these securities is currently in default as of September 30, 2010.
(c)			Illiquid security.
(d)			Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.
(e)			Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)			Security has no maturity date. The date shown represents the next call date.
(g)			Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(h)			Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)			All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)			Rate shown represents yield-to-maturity.
(k)			Variable rate security. Interest rate disclosed is as of the most recent available information.
#			Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	- Brazilian Real
EUR	- Euro
GDP	- Gross Domestic Product
IDR	- Indonesian Rupiah
OJSC	- Open Joint Stock Company
RUB	- Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$42,994,665	$85,800	$43,080,465
Collateralized senior loans	—	331,475	260,000	591,475
Convertible bonds & notes	—	301,950	—	301,950
Sovereign bonds	—	2,317,569	—	2,317,569
Common stocks:
Consumer discretionary	$125,925	347,847	—	473,772
Industrials	9,028	—	7,651	16,679
Materials	102,501	—	2,455	104,956
Other common stocks	20,153	—	—	20,153
Convertible preferred stocks	380,444	—	—	380,444
Preferred stocks	472,330	156,750	—	629,080
Warrants	1,343	9,367	2	10,712
Total long-term investments	$1,111,724	$46,459,623	$355,908	$47,927,255
Short-term investments†	—	6,992	—	6,992
Total investments	$1,111,724	$46,466,615	$355,908	$47,934,247
Other financial instruments:
Futures contracts	$(24,076)	—	—	$(24,076)
Forward foreign currency contracts	—	$(12,070)	—	(12,070)
Total other financial instruments	$(24,076)	$(12,070)	—	$(36,146)
Total	$1,087,648	$46,454,545	$355,908	$47,898,101

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE	ASSET-			COMMON STOCKS
	BONDS &	BACKED		COLLATERALIZED	CONSUMER						ESCROWED		PREFERRED
INVESTMENTS IN SECURITIES	NOTES	SECURITIES		SENIOR LOANS	DISCRETIONARY		ENERGY	INDUSTRIALS		MATERIALS	SHARES		STOCKS		WARRANTS	TOTAL
Balance as of December 31, 2009	$273,880	$0	*	—	$0	*	$20,804	—		$2,455	$0	*	$0	*	$4,333	$301,472
Accrued premiums /discounts	27,201	—		$39	—		—	—		—	—		—		—	27,240
Realized gain (loss)[1]	(10,295)	(493,850)		—	(22,000)		—	—		—	—		(4,880)		—	(531,025)
Change in unrealized appreciation (depreciation)[2]	40,503	493,850		1,690	22,000		(651)	$7,651		—	(0	)*	4,880		5,036	574,959
Net purchases (sales)	(245,489)	—		258,271	—		—	0	*	—	—		—		—	12,782
Transfers into Level 3	—	—		—	—		—	—		—	—		—		—	—
Transfers out of Level 3	—	—		—	—		(20,153)	—		—	—		—		(9,367)	(29,520)
Balance as of September 30, 2010	$85,800	—		$260,000	—		—	$7,651		$2,455	—		—		$2	$355,908
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[2]	$5,800	—		$1,690	—		—	$7,651		—	—		—		$2	$15,143

* Value is less than $1.

1 This amount is included in net realized gain (loss) from investment transactions.

2 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,671,679
Gross unrealized depreciation	(2,286,665)
Net unrealized appreciation	$1,385,014

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2010, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Buy:
U.S. Treasury Bonds	4	12/10	$571,802	$565,125	$(6,677)

Contracts to Sell:
U.S. Treasury 5-Year Notes	17	12/10	2,037,343	2,054,742	(17,399)
Net unrealized loss on open futures contracts					$(24,076)

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	Citibank, N.A.	92,435	$125,964	11/24/10	$(7,193)
Euro	Citibank, N.A.	100,000	136,272	11/24/10	(4,877)
Net unrealized loss on open forward foreign currency contracts					$(12,070)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(24,076)	—	—	$(24,076)
Foreign Exchange Contracts	—	—	—	$(12,070)	(12,070)
Total	—	$(24,076)	—	$(12,070)	$(36,146)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$160,817
Futures contracts (to buy)	421,125
Futures contracts (to sell)	1,602,556

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010